SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2009
Employee Stock Option [Member]
Number of Options
Options outstanding (after modification of exercise price)	6,371,250		5,350,000
Granted	6,274,166	140,000
Forfeited	(105,000)
Exercised	(150,000)
Options outstanding	12,390,416		5,350,000
Options vested or expected to vest	8,533,983
Options exercisable	7,201,896
Weighted Average Exercise Price
Options outstanding	$ 0.25
Granted	$ 1.49
Forfeited	$ 1.49
Exercised	$ 0.25
Options outstanding	$ 0.87
Options vested or expected to vest	$ 0.47
Options exercisable	$ 0.51
Weighted Average Remaining Contract Life
Options outstanding	7 years 6 months 4 days
Options vested or expected to vest	6 years 3 months 18 days
Options exercisable	6 years 4 months 6 days
Aggregate Intrinsic Value
Options outstanding	$ 10,487,398
Options vested or expected to vest	10,582,575
Options exercisable	$ 8,630,797